Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Amortization expense	$ 4,958	$ 4,953	$ 335,538
Impairment of intangible assets			$ 536,206